UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number 811-22263

Exchange Traded Concepts Trust

(Exact name of Registrant as specified in charter)

J. Garrett Stevens

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, Oklahoma 73120

(Address of principal executive offices) (Zip code)

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, Oklahoma 73120

(Name and address of agent for service)

Copy to:

Christopher Menconi

Morgan, Lewis and Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: November 30, 2019

Date of reporting period: February 28, 2019

Item 1.	Schedule of Investments

The Registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

Ideanomics

NextGen Vehicles & Technology ETF

Schedule of Investments

(formerly, Innovation Shares NextGen Vehicles & Technology ETF)

February 28, 2019 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.1%

Australia — 0.6%
Alumina	2,354	$4,271
Mineral Resources	166	1,777
		6,048
Belgium — 0.9%
Umicore(A)	214	9,260

Canada — 2.4%
First Quantum Minerals	578	6,623
Linamar	60	2,358
Magna International	298	15,712
		24,693
Chile — 0.9%
Sociedad Quimica y Minera de Chile ADR	218	8,986

China — 4.3%
Baidu ADR*	226	36,734
NIO ADR(A) *	844	8,077
		44,811
France — 8.0%
Airbus	402	52,001
Faurecia	134	6,399
Renault	268	18,381
Valeo	210	6,636
		83,417
Germany — 14.2%
Bertrandt	10	797
Continental	176	28,859
Daimler	782	46,892
Infineon Technologies	948	20,840
MAN	118	12,120
Siemens	352	38,531
		148,039
Hong Kong — 5.6%
BAIC Motor, Cl H	6,000	3,814
Geely Automobile Holdings	8,000	15,022
Great Wall Motor, Cl H(A)	10,000	7,325
Guangzhou Automobile Group, Cl H	12,000	14,752
MMG(A) *	8,000	3,791
Sinotruk Hong Kong	2,000	3,638
Zijin Mining Group, Cl H	24,000	10,273
		58,615
Italy — 1.2%
STMicroelectronics	762	12,482

Japan — 24.8%
Denso	600	25,775
Honda Motor	1,400	39,653
Mitsui Mining & Smelting	100	2,426
Nidec	300	36,314
Nissan Motor	3,400	29,394
Panasonic	2,200	20,257
Renesas Electronics*	1,400	8,200
Rohm	100	6,315
Sumitomo Chemical	1,600	7,934
Sumitomo Metal Mining	200	5,864
TDK	100	7,815
Toray Industries	1,200	8,360
Toyota Motor	700	42,112
Toyota Tsusho	400	12,702
Yaskawa Electric(A)	200	5,686
		258,807
Norway — 0.7%
Norsk Hydro	1,694	7,025

Russia — 0.9%
Yandex, Cl A*	270	9,288

South Korea — 6.0%
Esmo*	72	414
Hyundai Mobis	72	14,116
Hyundai Motor	160	17,996
Kia Motors	308	10,009
L&F	20	605
LS Industrial Systems	26	1,225
PNE Solution*	6	66
Power Logics*	14	96
Samsung Electro-Mechanics	70	6,660
Samsung SDI	56	11,825
Sang-A Frontec, Cl A	10	145
		63,157
Sweden — 0.3%
Saab, Cl B	104	3,568

Switzerland — 3.4%
ABB*	1,800	35,713

United States — 24.9%
Communication Services— 4.3%
Alphabet, Cl A*	40	45,062

Consumer Discretionary— 6.2%
Aptiv PLC*	234	19,448
Autoliv(A)	80	6,545
Tesla(A) *	114	36,466
Veoneer(A) *	78	2,384
		64,843
Information Technology— 12.5%
Advanced Micro Devices(A) *	856	20,141
Ambarella*	24	969
Intel	870	46,075
Marvell Technology Group	542	10,813
NVIDIA	288	44,427
ON Semiconductor*	366	7,862
		130,287

Ideanomics

NextGen Vehicles & Technology ETF

Schedule of Investments

(formerly, Innovation Shares NextGen Vehicles & Technology ETF)

February 28, 2019 (Unaudited)

Description	Shares/Par Amount	Fair Value
Materials— 1.9%
Albemarle	96	$8,764
FMC	114	10,203
		18,967
		259,159

Total Common Stock
(Cost $1,201,594)		1,033,068
MONEY MARKET — 0.5%
JP Morgan U.S. Government Money Market, Class L, 2.300%(B)	4,846	4,846

Total Money Market
(Cost $4,846)		4,846

REPURCHASE AGREEMENT (C) (D) — 2.0%
RBC Dominion Securities, Inc.
2.550%, dated 02/28/2019, to be repurchased on 03/01/2019, repurchase price $20,747 (collateralized by various U.S. Treasury obligations, par values ranging from $0 to $1,700, 0.000% to 7.250%, 05/15/2019 to 09/09/2049, with a total market value of $21,160)	$20,745	20,745

Total Repurchase Agreement
(Cost $20,745)		20,745

Total Investments - 101.6%
(Cost $1,227,185)		$1,058,659

Percentages are based on Net Assets of $1,041,943.

*	Non-income producing security.
(A)	Certain securities or partial positions of certain securities are on loan at February 28, 2019. The total market value of securities on loan at February 28, 2019 was $97,187.
(B)	The rate reported is the 7-day effective yield as of February 28, 2019.
(C)	Tri-Party Repurchase Agreement.
(D)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities at February 28, 2019 was $20,745.

ADR	- American Depositary Receipt
Cl	- Class
PLC	- Public Limited Company

The following is a list of the inputs used as of February 28, 2019 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,033,068	$—	$—	$1,033,068
Money Market	4,846	—	—	4,846
Repurchase Agreement	—	20,745	—	20,745
Total Investments in Securities	$1,037,914	$20,745	$—	$1,058,659

For the period ended February 28, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For the period ended February 28, 2019, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent semi-annual or annual financial statements.

INN-QH-002-0300

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: April 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: April 26, 2019

By (Signature and Title)	/s/James J. Baker, Jr.
James J. Baker, Jr., Treasurer

Date: April 26, 2019